Securities Issuance and Conversion	6 Months Ended
Sep. 30, 2025
Securities Issuance and Conversion [Abstract]
SECURITIES ISSUANCE AND CONVERSION

NOTE 18 — Securities Issuance and Conversion

On July 3, 2025, Lytus Technologies Holdings PTV. Ltd. (the “Company”) issued to the Lytus Trust, an entity controlled by Dharmesh Pandya, the Chief Executive Officer of the Company, an aggregate of 3,800,000,000 restricted common shares, par value $0.01 per share, of the Company (the “Common Shares”), which shares the Company intends to subsequently allocate to the Company’s management and/or employees in consideration for their respective services provided to the Company. Additionally, on July 7, 2025, the Company entered into common share purchase agreements (collectively, the “Purchase Agreements”) with two investors (the “Purchasers”), pursuant to which the Company issued and sold to the Purchasers at closing on such date an aggregate of 965,000,000 Common Shares at a purchase price of $0.016 per share, for aggregate gross proceeds of $15,440,000. Each of the issuances of the Common Shares described in this Report on Form 6-K (this “Report”) to the Lytus Trust and to the Purchasers were exempt from registration under Securities Act of 1933, as amended, in reliance on Regulation S promulgated thereunder. No placement agent was involved in connection with the sale and issuance of the Common Shares to the Purchasers. As a result of such issuances, the number of Common Shares outstanding increased from 179,997,491 to 4,944,997,491, which is the current number of Common Shares outstanding as of the date of this Report. The Company intends to use the net proceeds from the sale of the Common Shares to the Purchasers for working capital and other purposes as approved by the board of directors of the Company.

On June 3, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Mast Hill Fund, L.P. (“Mast Hill”) and First Fire Global Opportunities Fund, LLC (“First Fire”) (collectively, the “Investors”). Pursuant to the Purchase Agreement, the Company issued senior secured promissory notes in the aggregate principal amount of $3,888,889, with an aggregate purchase price of $3,500,000, common share purchase warrants to purchase up to 830,957 shares of Common Stock at an initial exercise price of $3.51 per share, and 50,000 shares of Common Stock (the “Commitment Shares”). These instruments were issued in three tranches as detailed below.

Under the first tranche on June 3, 2024, the Company issued to Mast Hill and First Fire senior secured promissory notes in the principal amounts of $1,427,778.00 and $238,888.88, respectively. Additionally, the Company issued common share purchase warrants to purchase 305,080 and 51,045 shares of Common Stock, respectively, and 18,357 and 3,071 Commitment Shares, respectively.

Under the second tranche on July 8, 2024, the Company issued to Mast Hill and First Fire senior secured promissory notes in the principal amounts of $951,851.84 and $159,259.26, respectively. The Company also issued common share purchase warrants to purchase 203,387 and 34,029 shares of Common Stock, respectively, and 12,238 and 2,048 Commitment Shares, respectively.

Under the third tranche on December 20, 2024, the Company issued to Mast Hill and First Fire senior secured promissory notes in the principal amounts of $951,851.84 and $159,259.26, respectively. In connection with the issuance, the Company also issued common share purchase warrants to purchase 203,387 and 34,029 shares of Common Stock, respectively, and 12,238 and 2,048 Commitment Shares, respectively.

The closings of the sale of the sale of the Tranche Notes and related warrants are subject to certain closing conditions as set forth in the Purchase Agreement. Pursuant to the Purchase Agreement, the Company entered into a registration rights agreement (the “RRA”) with the Investors to provide certain registration rights under the Securities Act of 1933, as amended, and the rules and regulations thereunder, or any similar successor statute, and applicable state securities laws. The Company agreed to file with the Securities and Exchange Commission an initial Registration Statement covering the maximum number of Registrable Securities, plus the shares underlying the ELOC Warrant (as that term is defined below), within thirty (30) calendar days from the date of the RRA so as to permit the resale the Registrable Securities by the Investors. Pursuant to the Purchase Agreement, the Company entered into a security agreement (the “Security Agreement”) with the Investors pursuant to which the Company granted to the Investors a security interest in certain property of the Company to secure the prompt payment, performance and discharge in full of all the Company’s obligations under the Notes.

As of December 20, 2024, the first & the second tranche of 6% senior secondary promissory note issued to Mast Hill has been converted to common stock and the liability has been repaid in full. Furthermore, the warrants issued in connection with the Warrants has also lapsed post Repayment.

As of April 10, 2024, all of the warrants and the Preferred Shares have been converted to common shares and the liability has been repaid in full.